Segment Information (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Revenue	$ 277,198,000	$ 277,193,000	$ 278,204,000	$ 280,683,000	$ 282,395,000	$ 283,770,000	$ 287,770,000	$ 291,356,000	$ 1,113,278,000	$ 1,145,291,000	$ 1,176,867,000
Gross profit	151,098,000	$ 156,438,000	$ 138,617,000	$ 156,829,000	$ 155,255,000	$ 154,825,000	$ 157,024,000	$ 157,450,000	602,982,000	624,554,000	572,937,000
Net (loss) income									(12,347,000)	4,534,000	(99,784,000)
Interest expense, net									143,454,000	148,391,000	156,406,000
Income tax (benefit) expense									17,879,000	(6,246,000)	(17,281,000)
Depreciation									44,951,000	48,207,000	55,185,000
Amortization of other intangible assets									85,183,000	103,148,000	140,354,000
Stock-based compensation									35,692,000	29,064,000	60,001,000
Restructuring expenses									1,992,000	3,368,000	15,810,000
Transaction costs									0	0	773,000
Gain on sale of business									(40,700,000)	0	0
(Gain) loss of unconsolidated entities									0	267,000	(110,000)
Impairment of goodwill and other long-lived assets									37,540,000	0	31,460,000
SEC investigations reserve									0	0	8,000,000
Shareholder litigations reserve									0	7,325,000	0
Adjusted EBITDA									313,644,000	338,058,000	350,814,000
Loss on extinguishment of debt, before write off of debt issuance cost										1,200,000	6,500,000
Impairment of goodwill									12,333,000	0	12,129,000
Web presence
Segment Reporting Information [Line Items]
Adjusted EBITDA									139,089,000	154,674,000	164,945,000
Impairment of goodwill									12,333,000
Digital marketing
Segment Reporting Information [Line Items]
Revenue									410,672,000	410,052,000	401,250,000
Gross profit									295,068,000	288,023,000	254,941,000
Net (loss) income									67,412,000	38,628,000	(10,615,000)
Interest expense, net									72,826,000	68,317,000	86,914,000
Income tax (benefit) expense									6,600,000	115,000	5,152,000
Depreciation									9,027,000	11,497,000	13,912,000
Amortization of other intangible assets									45,876,000	53,100,000	74,467,000
Stock-based compensation									12,307,000	9,638,000	6,934,000
Restructuring expenses									1,207,000	589,000	5,581,000
Transaction costs									0	0	773,000
Gain on sale of business									(40,700,000)
(Gain) loss of unconsolidated entities									0	0	0
Impairment of goodwill and other long-lived assets									0	0	0
SEC investigations reserve									0	0	2,751,000
Shareholder litigations reserve									0	1,500,000	0
Adjusted EBITDA									174,555,000	$ 183,384,000	185,869,000
Impairment of goodwill									0
Domain
Segment Reporting Information [Line Items]
Impairment of goodwill and other long-lived assets									25,200,000
Impairment of goodwill											12,100,000
Domain Name Intangible Assets
Segment Reporting Information [Line Items]
Impairment of intangible assets, finite-lived											13,800,000
Impairment of goodwill	$ 12,300,000								$ 12,300,000
Developed technology and customer relationships | Directi And Buy Domains
Segment Reporting Information [Line Items]
Impairment of intangible assets, finite-lived											4,900,000
Debt investment
Segment Reporting Information [Line Items]
Impairment losses on investments											$ 600,000